Cover	Feb. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 12, 2024
Entity Registrant Name	VIAVI SOLUTIONS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22874
Entity Tax Identification Number	94-2579683
Entity Address, Address Line One	1445 South Spectrum Blvd
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	408
Local Phone Number	404-3600
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	VIAV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000912093
Amendment Flag	false
Current Fiscal Year End Date	--06-29